ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenues	$ 32,638	$ 24,168
Percentage of revenues	100.00%	100.00%
Country Of U S A [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 24,237	$ 20,336
Percentage of revenues	74.00%	84.10%
Country Of A P A [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 3,870	$ 2,347
Percentage of revenues	12.00%	9.70%
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 4,531	$ 1,485
Percentage of revenues	14.00%	6.20%